BORROWINGS - Schedule of payments of borrowings, excluding interest, in future financial years (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
INTEREST-BEARING LIABILITIES
Total repayments	$ 936.5
Less: Unamortized debt discount	(6.3)
Less: Unamortized debt issuance costs	(2.9)
Total borrowings	927.3	$ 6,321.4
Less: Current portion	136.5	381.0
Non-current portion	790.8	$ 5,940.4
2025
INTEREST-BEARING LIABILITIES
Total repayments	136.5
2026
INTEREST-BEARING LIABILITIES
Total repayments	0.0
2027
INTEREST-BEARING LIABILITIES
Total repayments	0.0
2028
INTEREST-BEARING LIABILITIES
Total repayments	0.0
2029
INTEREST-BEARING LIABILITIES
Total repayments	0.0
Thereafter
INTEREST-BEARING LIABILITIES
Total repayments	$ 800.0